Related Parties - Summary of Assets Sub-Advised by Affiliates (Details) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Mortgage loans		$ 5,470	$ 5,500
Investment funds		2,460	2,264
Cash and cash equivalents	[1]	2,459	2,720	$ 2,671	$ 3,035
Total assets		86,699	80,846	$ 82,737
Apollo affiliates | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Mortgage loans		1,767	1,594
Investment funds		23	21
Trading securities		126	207
Funds withheld at interest		1,682	1,182
Other investments		81	83
Total assets		$ 12,478	$ 11,755
Percent of assets sub-advised by Apollo affiliates to total AAM-managed assets		19.00%	20.00%
Apollo affiliates | U.S. state, municipal and political subdivisions | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Fixed maturity securities		$ 5	$ 10
Apollo affiliates | Foreign governments | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Fixed maturity securities		149	107
Apollo affiliates | Corporate | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Fixed maturity securities		2,032	1,435
Apollo affiliates | CLO | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Fixed maturity securities		4,727	4,339
Apollo affiliates | ABS | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Fixed maturity securities		911	1,746
Apollo affiliates | CMBS | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Fixed maturity securities		975	1,010
Apollo affiliates | RMBS | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Fixed maturity securities		0	21
Apollo Asset Management Europe | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Equity securities		187	220
Mortgage loans		0	139
Investment funds		34	41
Policy loans		6	9
Real estate		541	566
Other investments		153	125
Cash and cash equivalents		25	0
Total assets		4,575	5,056
Apollo Asset Management Europe | Foreign governments | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Fixed maturity securities		2,062	2,349
Apollo Asset Management Europe | Corporate | Related party | Assets sub-advised
Related Party Transaction [Line Items]
Fixed maturity securities		$ 1,567	$ 1,607

[1]	Includes cash and cash equivalents of consolidated variable interest entities